Intangible Assets, Net and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net and Goodwill

Note 7 - Intangible Assets, Net and Goodwill

Intangible assets, net consisted of the following (in thousands):

		As of March 31, 2022
	Weighted Average Useful		Accumulated
	Life Remaining (in years)	Gross Carrying Amount	Amortization	Net Carrying Amount
Homeowner contracts	5	$260,150	$(61,348)	$198,802
Databases, photos, and property listings	1	26,143	(18,868)	7,275
Trade names	1	9,949	(8,946)	1,003
Other(1)	3	3,087	(2,591)	496
Total intangible assets		$299,329	$(91,753)	$207,576

		As of December 31, 2021
	Weighted Average Useful		Accumulated
	Life Remaining (in years)	Gross Carrying Amount	Amortization	Net Carrying Amount
Homeowner contracts	5	$253,359	$(48,669)	$204,690
Databases, photos, and property listings	1	25,659	(15,953)	9,706
Trade names	1	9,908	(8,370)	1,538
Other(1)	4	3,022	(2,457)	565
Total intangible assets		$291,948	$(75,449)	$216,499
(1)	Other intangible assets primarily consisted of noncompete agreements, websites, and domain names.

The Company's estimated future amortization of intangible assets as of March 31, 2022 is expected to be as follows (in thousands):

Year Ending December 31:	Amount
Remainder of 2022	$39,136
2023	48,385
2024	43,314
2025	40,409
2026	19,980
Thereafter	16,352
Total	$207,576

The following table summarizes the changes in the Company's goodwill balance (in thousands):

Three Months Ended March 31,
2022
Balance as of December 31, 2021	$754,506
Acquisitions	13,266
Measurement period adjustments	9,779
Foreign exchange translation and other	69
Balance as of March 31, 2022	$777,620

There were no impairment charges in any of the periods presented in the condensed consolidated financial statements. There have been no accumulated impairments to goodwill.

Note 7 — Intangible Assets, Net and Goodwill

Intangible assets, net consisted of the following (in thousands):

	Weighted
	Average Useful	As of December 31, 2021
	Life Remaining	Gross Carrying	Accumulated	Net Carrying
	(Years)	Amount	Amortization	Amount
Homeowner contracts	5	$253,359	$(48,669)	$204,690
Databases, photos, and property listings	1	25,659	(15,953)	9,706
Trade names	1	9,908	(8,370)	1,538
Other(1)	4	3,022	(2,457)	565
Total intangible assets		$291,948	$(75,449)	$216,499

	Weighted
	Average Useful	As of December 31, 2020
	Life Remaining	Gross Carrying	Accumulated	Net Carrying
	(Years)	Amount	Amortization	Amount
Homeowner contracts	7	$80,835	$(17,097)	$63,738
Databases, photos, and property listings	3	18,159	(7,765)	10,394
Trade names	1	7,215	(4,454)	2,761
Other(1)	2	2,665	(2,132)	533
Total intangible assets		$108,874	$(31,448)	$77,426
(1)	Other intangible assets primarily consisted of noncompete agreements, websites, and domain names.

The Company’s estimated future amortization of intangible assets as of December 31,2021 is expected to be as follows:

Year Ending December 31:	Amount
2022	$52,448
2023	47,098
2024	42,240
2025	39,330
2026	19,052
Thereafter	16,331
Total	$216,499

The following table summarizes the changes in the Company’s goodwill balance (in thousands):

	Year Ended December 31,
	2021	2020
Balance at beginning of period	$121,487	$115,914
Acquisitions	632,983	5,486
Foreign exchange translation and other	36	87
Balance at end of period	$754,506	$121,487

There were no impairment charges in any of the periods presented in the consolidated financial statements. There have been no accumulated impairments to goodwill.